Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenues
Data center services and solutions	$ 10,997	$ 7,842	$ 25,165	$ 23,281
IT infrastructure services	1,141	1,003	3,476	2,766
IT infrastructure solutions	11,788	2,876	23,310	12,502
Totals	23,926	11,721	51,951	38,549
Operating expenses:
Data center services and solutions	8,191	5,143	17,870	15,372
IT infrastructure services	833	664	2,334	1,888
IT infrastructure solutions	7,326	2,479	16,461	9,904
Selling, general and administrative expenses	9,657	3,868	18,941	13,851
Depreciation and amortization expense	1,415	817	2,970	2,485
Impairment loss - goodwill				16,261
Totals	27,422	12,971	58,576	59,761
Operating loss	(3,496)	(1,250)	(6,625)	(21,212)
Gain on change in fair value of purchase price contingency	1,648		1,648
Other income	315		660
Interest expense, net	(1,182)	(634)	(1,448)	(1,733)
Foreign currency transalation gain	1,564		1,564
Loss before income tax expense	(1,151)	(1,884)	(4,201)	(22,945)
Income tax benefit	360	28	1,535	28
Loss from continuing operations	(791)	(1,856)	(2,666)	(22,917)
Income from discontinued operations		643		2,343
Consolidated net loss	(791)	(1,213)	(2,666)	(20,574)
Less: Net loss attributable to noncontrolling interest	(68)		(68)
Net loss attributable to Midas Medici Group Holdings, Inc. and Subsidiaries	$ (723)	$ (1,213)	$ (2,598)	$ (20,574)
Income (Loss) per share:
Continuing operations - basic and diluted (in dollars per share)	$ (0.08)	$ (0.44)	$ (0.36)	$ (5.40)
Discontinued operations - basic and diluted (in dollars per share)		$ 0.15		$ 0.55
Loss per common share - basic and diluted (in dollars per share)	$ (0.08)	$ (0.29)	$ (0.36)	$ (4.85)
Weighted average number of common shares outstanding - basic and diluted (in shares)	9,148,117	4,259,195	7,119,843	4,238,834